Performance Management	May 15, 2024
Invesco Core Plus Bond Fund | INVESCO CORE PLUS BOND FUND
Prospectus [Line Items]
Performance Narrative [Text Block]	The Average Annual Total Returns table appearing under the heading “Performance Information" in the prospectuses is replaced in its entirety as set forth below.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for the periods ended December 31, 2022)
	Inception Date	1 Year	5 Years	10 Years

Class A

Return Before Taxes	6/3/2009	-18.30%	-0.74%	1.27%

Return After Taxes on Distributions		-19.39	-2.14	-0.18

Return After Taxes on Distributions and Sale of Fund Shares		-10.80	-1.06	0.37

Class C	6/3/2009	-16.16	-0.61	1.11

Class R	6/3/2009	-14.90	-0.11	1.46

Class Y	6/3/2009	-14.44	0.37	1.97

Class R5	6/3/2009	-14.55	0.37	1.96

Class R6	9/24/2012	-14.44	0.43	2.02

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		-13.01	0.02	1.06

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (for the periods ended December 31, 2022)
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Invesco Senior Floating Rate Fund | Invesco Senior Floating Rate Fund
Prospectus [Line Items]
Performance Narrative [Text Block]	The Average Annual Total Returns table appearing under the heading “Performance Information" in the prospectuses is replaced in its entirety as set forth below.
Performance Additional Market Index [Text]	The “Custom Invesco Senior Floating Rate Index” reflects the performance of the Credit Suisse Leveraged Loan Index through September 30, 2014 and the J.P. Morgan Leveraged Loan Index from October 1, 2014.
Performance Table Market Index Changed	Effective December 15, 2023, the Fund changed its broad-based securities market benchmark from the JP Morgan Leveraged Loan Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for the periods ended December 31, 2022)
	Inception Date	1 Year	5 Years	10 Years

Class A

Return Before Taxes	9/8/1999	-3.69%	0.28%	2.20%

Return After Taxes on Distributions		-6.67	-1.86	0.12

Return After Taxes on Distributions and Sale of Fund Shares		-2.17	-0.67	0.76

Class C	9/8/1999	-2.07	0.19	1.93

Class R	10/26/2012	-0.68	0.69	2.28

Class Y	11/28/2005	-0.21	1.18	2.80

Class R5	5/24/2019	-0.08	1.19[1]	2.66[1]

Class R6	10/26/2012	-0.11	1.29	2.89

JP Morgan Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)		0.06	3.64	4.02

Custom Invesco Senior Floating Rate Index (reflects no deduction for fees, expenses or taxes)[2]		0.06	3.64	4.11

Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses or taxes)[3]		-13.01	0.02	1.06

1
Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares’ returns of the Fund will be different from Class A shares’ returns of the predecessor fund as they have different expenses.
2
The “Custom Invesco Senior Floating Rate Index” reflects the performance of the Credit Suisse Leveraged Loan Index through September 30, 2014 and the J.P. Morgan Leveraged Loan Index from October 1, 2014.
3
Effective December 15, 2023, the Fund changed its broad-based securities market benchmark from the JP Morgan Leveraged Loan Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (for the periods ended December 31, 2022)
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.